Equity Based Compensation - Profit Interests (Details) - Profits interests - Inspirato LLC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profits interests issued (in shares)	267,888	267,888
Profits interests outstanding (in shares)	267,888	267,888
Profits interest expense remained to be recognized	$ 1.2	$ 1.2
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profits interests authorized (in shares)		172,781
Profits interests issued (in shares)	0	172,781